6. RISKS (Details 6) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Ris KManagement Capital Risk Leverage Ratio Abstract
Total borrowings	$ 82,090	$ 63,439	$ 47,855	$ 19,821
Less: cash and cash equivalents, and financial assets at fair value through profit and loss	(24,370)	(22,755)
Net debt	57,720	40,684
Total capital attributable to owners	$ 109,243	$ 65,649
Leverage ratio	52.84%	61.97%